CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net (loss) income	$ (2,696,529)	$ 6,869,830	$ (2,792,114)	$ 1,866,999	$ 721,374
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,717,406	1,551,766	7,457,525	1,832,671	2,698,853
Deferred rent payable	41,553	658,234	(1,053,685)	946,657	1,529,601
Deferred taxes	42,426	(161,192)	(273,584)	2,482	(78,280)
Accrued interest on member loans	349,705	141,417	281,180	362,431	362,168
(Income) loss on equity method investments	(563,583)	389,053	77,361	95,202
Impairment			5,133,552		304,858
Loss on disposal of assets			34,508
Changes in operating assets and liabilities:
Accounts receivable	347,715	(920,894)	(1,099,712)	64,592	(1,633,500)
Inventory	415,569	144,821	(195,357)	(242,252)	(138,367)
Prepaid expenses and other current assets	(526,033)	(131,139)	(201,040)	84,938	104,201
Security deposits	(10,789)	(188,899)	(198,499)	(292,991)	(9,118)
Other assets	(20,949)	(176,889)	(625,940)	20,530	(386,848)
Accounts payable	(566,782)	(397,295)	1,062,959	1,041,939	109,645
Accrued expenses	423,160	(619,900)	220,199	717,777	(199,772)
Deferred revenue	(38,798)	12,649	(46,885)	(64,068)	(85,982)
Other long-term liabilities				39,750
Net cash (used in) provided by operating activities	(1,085,929)	7,171,562	7,780,468	6,476,657	3,298,833
Investing activities:
Purchase of property and equipment	(1,424,476)	(4,374,465)	(7,225,640)	(7,461,338)	(1,254,350)
Investment	218,125	(1,790,128)	(179,613)	(1,456,733)	(470,000)
Due from related parties	(984,876)	(135,220)	696,450	(229,855)
Net cash used in investing activities	(2,191,227)	(6,299,813)	(6,708,803)	(9,147,926)	(1,724,350)
Financing activities:
Cash overdraft	(105,664)	388,512	441,014	20,645	113,382
Escrow deposits				3,240,179	(2,858,891)
Proceeds from line of credit	5,950,000	2,650,000	3,650,000	1,250,000
Repayment of line of credit	(3,522,222)	(1,516,667)	(2,422,222)
Repayment of notes payable	(15,000)	(20,000)	(20,000)	(20,000)	(20,000)
Repayment of capital lease		(40,026)	(45,259)	(134,351)	(91,086)
Proceeds from member loans	2,000,000	1,504,550	1,546,222		500,000
Repayment of member loans		(782,253)	(1,342,253)	(671,000)	(582,000)
Contributions from members	520,000	1,466,000	1,629,504	157,000	3,250,000
Redemption of member's interest				(230,000)
Members' distributions	(1,383,407)	(4,358,270)	(5,189,593)	(1,495,625)	(1,609,184)
Net cash provided by (used in) financing activities	3,443,707	(708,154)	(1,752,587)	2,116,848	(1,297,779)
Effect of exchange rate changes on cash	105,711	(6,074)	(12,092)
Net increase (decrease) in cash	272,262	157,521	(693,014)	(554,421)	276,704
Cash and cash equivalents, beginning of year	1,043,730	1,736,744	1,736,744	2,291,265	2,014,461
Cash and cash equivalents, end of year	1,315,992	1,894,265	1,043,730	1,736,744	2,291,265
Supplemental disclosure of cash flow data:
Interest paid	237,433	153,194	213,375	332,940	637,440
Income taxes paid	453,180	194,243	83,255	113,476	67,209
Supplemental disclosure of noncash financing activities:
Conversion of debt to equity					$ 644,771